Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	12 Months Ended		16 Months Ended	24 Months Ended	28 Months Ended	36 Months Ended	40 Months Ended	48 Months Ended	52 Months Ended	60 Months Ended	64 Months Ended	72 Months Ended	76 Months Ended	84 Months Ended	88 Months Ended	96 Months Ended	100 Months Ended	108 Months Ended	120 Months Ended
	Sep. 26, 2017	Jan. 31, 2016	Jan. 31, 2018	Jan. 31, 2026	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2026
C000007088 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Admiral Shares
Accumulated Value		$ 50,000			$ 50,294		$ 50,773		$ 52,273		$ 55,182		$ 56,990		$ 55,788		$ 51,885		$ 52,781		$ 53,987	$ 58,140
C000007087 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Shares
Accumulated Value		10,000			10,048.72949		10,134.35222		10,423.3112		10,992.52199		11,341.22793		11,090.92999		10,304.79287		10,472.16733		10,701.14963	11,513.38925
C000193720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Plus Shares
Accumulated Value	$ 100,000,000		$ 97,110,506			$ 106,513,279		$ 124,382,109		$ 117,295,167		$ 151,269,355		$ 134,285,669		$ 129,343,262		$ 145,202,613		$ 151,328,152
Bloomberg U S Aggregate Bond C000007088 Index [Member]
Account Value [Line Items]
Accumulated Value		50,000			50,726		51,816		52,983		58,093		60,835		59,030		54,095		55,230		56,372	60,233
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,145.27801		10,363.29265		10,596.57473		11,618.56553		12,167.02296		11,805.96275		10,819.02531		11,046.01779		11,274.41421	12,046.55719
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	100,000,000		113,147,952			110,518,068		133,035,562		160,368,676		190,031,179		174,033,798		207,351,751		261,837,930		302,010,220
Bloomberg U S GNMA Bond C000007088 Index [Member]
Account Value [Line Items]
Accumulated Value		50,000			50,141		50,572		52,077		54,943		56,591		55,191		51,497		52,297		53,354	57,674
Bloomberg U S GNMA Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. GNMA Bond Index
Accumulated Value		$ 10,000			$ 10,028.18993		$ 10,114.49936		$ 10,415.37117		$ 10,988.5364		$ 11,318.20794		$ 11,038.10739		$ 10,299.33371		$ 10,459.40918		$ 10,670.70991	$ 11,534.73107
Real Estate Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Real Estate Spliced Index
Accumulated Value	$ 100,000,000		$ 97,144,679			$ 106,637,183		$ 124,572,985		$ 117,542,026		$ 151,683,298		$ 134,763,813		$ 129,880,851		$ 145,923,277		$ 152,216,618